Annual Report

                                 NEW
                                 HORIZONS
                                 FUND
                                 DECEMBER 31, 2002

    [LOGO OF T. ROWE PRICE](R)

    T. ROWE PRICE(R)

REPORT HIGHLIGHTS
================================================================================

NEW HORIZONS FUND

o Despite a technology-led fourth-quarter rally, stocks lost ground for a third straight year. Small-cap stocks outperformed large-caps, and growth stocks lagged value.

o The fund recorded double-digit declines for both the 6- and 12-month periods, but fell less than its principal market benchmark.

o Overall, relative performance was aided by our underweighting in technology and by overweighting in the energy, consumer, and industrials and business services sectors.

o Small-cap valuations look attractive relative to large-caps, but potential outperformance will depend on an acceleration in small-caps' earnings growth.

o We are generally optimistic about the economy and prospects for stocks in 2003 as investor confidence recovers from a tough year.

REPORTS ON THE WEB

SIGN UP FOR OUR E-MAIL PROGRAM, AND YOU CAN BEGIN TO RECEIVE UPDATED FUND
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

FELLOW SHAREHOLDERS

Stock prices in 2002 followed a pattern similar to 2001, with declines in the second half and full year despite an encouraging fourth-quarter rally. With the 2002 loss, the market has now declined for three consecutive years for the first time since 1939-41. Last year's drop was steeper than in the two previous years, reflecting disappointment at the pace of recovery in the economy and corporate profits. Increasing geopolitical uncertainty, corporate scandals, and Wall Street's loss of credibility also undermined investor confidence. Nevertheless, the apparent durability of the economic recovery, stimulative monetary and fiscal policies, and more attractive valuations make us guardedly optimistic about the market in 2003.

PERFORMANCE COMPARISON
===================================================

Periods Ended 12/31/02          6 Months  12 Months
===================================================
New Horizons Fund                -11.84%    -26.60%
---------------------------------------------------
Russell 2000 Growth Index        -15.63     -30.26
---------------------------------------------------
Russell 2000 Index               -16.56     -20.48
---------------------------------------------------
Lipper Small-Cap Funds Index     -13.98     -21.41
---------------------------------------------------
S&P 500 Stock Index              -10.30     -22.10
---------------------------------------------------

         In the context of the overall market decline, small-cap stocks as represented by the Russell 2000 Index held up slightly better than the overall market last year, falling 20.48% versus a 22.10% decline for the S&P 500 Stock Index. This was the fourth consecutive year of outperformance by small stocks. In the third quarter, however, the market rout broadened to include small-caps, which lagged large-caps in the second half of the year. Within the small-cap market, growth stocks, your fund's area of focus, underperformed value stocks for the third straight year, although the growth segment fell slightly less in the last six months.

         Your fund recorded its worst year of absolute performance and its first double-digit decline since the recession years of 1973-74. Aided by a good fourth-quarter recovery, however, results held up better than its principal market benchmark, the Russell 2000 Growth Index, for the 6- and 12-month periods. The fund also declined less than the average small-cap mutual fund as represented by the Lipper Small Cap Funds Index (which includes value as well as growth funds) for the last six months but not for the full year.

         A modest underweighting throughout the year in technology stocks, the market's worst-performing sector, and positive stock performance from several of our top holdings helped the fund outperform its principal benchmark for the year. The fund's longer-term performance continued to compare favorably with its market benchmarks in virtually all cases, as shown in the table.

LONG-TERM PERFORMANCE
============================================================================

Average Annual Total Return for
Periods Ended 12/31/02              3 Years         5 Years        10 Years
===========================================================================
New Horizons Fund                   -11.21%          -0.29%           9.19%
---------------------------------------------------------------------------
Russell 2000 Growth Index           -21.11           -6.59            2.62
---------------------------------------------------------------------------
Russell 2000 Index                   -7.54           -1.36            7.15
---------------------------------------------------------------------------
Lipper Small-Cap Funds Index        -12.68           -1.35            6.53
---------------------------------------------------------------------------

MARKET ENVIRONMENT

         The 2001 recession was relatively mild by historical standards and the recovery in 2002 was more muted than most forecasts. Corporate profits recovered somewhat but were well below expectations at the start of the year. The industrial/manufacturing segment of the economy has only recovered nominally to date, and overall domestic employment trends remain weak. Business capital spending, particularly on technology, lagged well below expected levels and still seemed to be suffering aftereffects of the tech-spending binge of the late '90s.

         The three-year decline in stock prices has clearly had a sobering effect on business and consumer spending plans, but, surprisingly, consumer spending, particularly on housing and autos, remained near record levels, helping prevent a more serious economic downturn. Federal Reserve rate cuts and the weak economy have led to record low interest rates, and home refinancings put billions of dollars in consumers' pockets.

         Continued business productivity growth has helped set the stage for a further recovery as businesses have undergone massive cost-cutting programs. Stimulative monetary policy and President Bush's proposed tax cuts bode well for a continued recovery in 2003. An acceleration in corporate profits is not yet evident but conditions should increasingly favor better earnings.

         Certainly, some clouds hang over prospects for a continuation of the fourth-quarter market rebound. The economy's pace remains uncertain and, more important, the increasing likelihood of war with Iraq and continuing terrorist threats weigh on investors' minds. But all in all, the market environment is much more favorable than a year ago.

         At the market low in October, the S&P 500 Stock Index had declined close to 50% from its all-time high in March 2000. This decline was almost exactly the same as in 1973-74, the last major cyclical bear market. Small stocks fell slightly less with the Russell 2000 Index down "only" 44% from its peak in March 2000. The technology-heavy Nasdaq Composite fell an eye-popping 78%, while telecommunication, Internet-related, and some other technology sectors fell over 90% from their peaks.

         Within the small-cap market, technology stocks were the worst performers in 2002, causing growth stocks to underperform value for the

SMALL-CAP STOCK RETURNS
===========================================================================

Periods Ended 12/31/02            3 Months         6 Months      12 Months
==========================================================================
Russell 2000 Index                   6.16%          -16.56%        -20.48%
--------------------------------------------------------------------------
Russell 2000 Growth Index            7.51           -15.63         -30.26
--------------------------------------------------------------------------
Russell 2000 Value Index             4.92           -17.42         -11.43
--------------------------------------------------------------------------

         third year in a row. A stronger fourth-quarter recovery in the growth sector did, however, enable growth stocks to outperform value by a small margin for the last half of 2002.

PORTFOLIO REVIEW

         As is usually the case, fund performance was affected more by stock selection than sector weightings. Nevertheless, underweighting the information technology and telecommunications sectors helped performance compared with the Russell 2000 Growth Index, while underweighting the relatively strong financial sector hurt results. Overweights in the energy, consumer discretionary, and industrials and business services areas helped fund performance for the year. In health care, an overweight in biotech helped in the second half but hurt full-year results.

         While the fund's first-half losses were concentrated in the technology, wireless telecom, and biotech areas, groups that were also the fund's worst-performing for the year, their strong fourth-quarter rebound enabled many stocks from these industries to be among our best performers for the last six months. For example, NEUROCRINE BIOSCIENCES and NPS PHARMACEUTICALS, two of our largest biotech holdings, fell sharply in the first half but were the largest contributors to fund performance in the second half. Among technology holdings, software companies including PRECISE SOFTWARE SOLUTIONS, MERCURY INTERACTIVE, INTERNET SECURITY SYSTEMS, and KRONOS were among our top contributors for the second half. Precise rose 73% in the second half, most of which came in December when it received a takeover offer from VERITAS Software.

         Consumer stocks swooned after holding up well in the first half of the year. Fears of a slowdown in consumer spending in the important Christmas selling season turned into a reality. Disappointing sales results put retailers DUANE READE, CHRISTOPHER & BANKS, and TWEETER HOME ENTERTAINMENT GROUP on our list of worst contributors for the past six months. BISYS GROUP, a longtime holding in the investment and insurance services business, was the worst contributor for the six months after the company modestly reduced its growth expectations.

         For the full year, energy stocks were our only sector showing positive returns. Oil and gas producers, buoyed by rising energy prices, were our best performers led by XTO ENERGY. Energy service stocks including SMITH INTERNATIONAL, COOPER CAMERON, and FMC TECHNOLOGIES all rose over 20% for the year. Restaurant holding PF CHANG'S CHINA BISTRO rose over 50% for the year and was a top contributor. ACTUANT CORPORATION, a small industrial company, was the fund's best-performing stock for the year, almost doubling in price. The largest negative contributors to performance for the year were mostly companies with disappointing earnings reports in a diverse group of sectors, including corporate training company SMARTFORCE PLC, BISYS Group, human resources outsourcer EXULT, and wireless telecommunications supplier TRITON PCS HOLDINGS.

         Far and away the fund's strongest contributor for the year was APOLLO GROUP and its majority-owned sister company UNIVERSITY OF PHOENIX ONLINE. Apollo Group is an education services company providing accredited college and postgraduate degrees to working adults primarily through its University of Phoenix subsidiary. University of Phoenix Online offers the same coursework and degrees in a fully online format to a similar student base. As of November 30 last year, Apollo had 164,700 students, including 57,000 online students at University of Phoenix Online, making Apollo the nation's largest private institution of higher education. Apollo Group itself has been a top holding for many years and was the fund's largest holding at year-end. University of Phoenix Online is also a major position. Apollo exemplifies our fund strategy of buying an emerging growth company operating in a large fertile field early in its life cycle. We bought Apollo when it went public in December 1994 at a split-adjusted price of $0.72; the stock ended the year at $44.00. Earnings have grown at a compounded rate of 45% per year since 1994, virtually all internally generated. Apollo has strong management, a winning business strategy, and outstanding financial returns, and it generates significant free cash flow. Its stock rose almost 50% in last year's down market and has compounded at a rate of 67% per year since going public. Unfortunately, few companies or stocks perform like Apollo, but our job is to uncover the future Apollos for shareholders.

SECTOR DIVERSIFICATION
=========================================================

                         12/31/01    6/30/02    12/31/02
========================================================
Consumer Discretionary        19%        21%         20%
--------------------------------------------------------
Consumer Staples               2          3           2
--------------------------------------------------------
Energy                         6          7           9
--------------------------------------------------------
Financials                     4          5           5
--------------------------------------------------------
Health Care                   23         21          23
--------------------------------------------------------
Industrials and
Business Services             15         19          19
--------------------------------------------------------
Information Technology        27         23          20
--------------------------------------------------------
Materials                      0          0           1
--------------------------------------------------------
Telecommunication
Services                       2          0           0
--------------------------------------------------------
Utilities                      0          0           0
--------------------------------------------------------
Reserves                       2          1           1
========================================================
Total                        100%       100%        100%

         Our major sector changes in 2002, as shown in the chart, were an increase in industrials and business services, a reduction in information technology and telecommunication services (mostly due to weak performance), and an increase in energy holdings (reflecting their strong returns).

OUTLOOK

         The market's fourth-quarter rally and continuing rebound in early January is encouraging. Overall economic growth in the second half of 2002 was solid, thanks primarily to the dominant consumer sector. Autos and housing remain at or near all-time highs in activity, offsetting the somewhat disappointing sales in many retail areas. Employment is stable and business capital spending has clearly bottomed. We were encouraged by the relatively low level of earnings shortfall preannouncements around year-end in the industrial and technology sectors. Low inflation and interest rates and stimulative monetary and fiscal policies also provide reason for optimism. Last year's corporate and Wall Street scandals seem to be largely behind us and have spawned improved accounting scrutiny and corporate governance policies. Investor confidence in the stock market should improve slowly (a rising market in 2003 would give a huge boost here!). Of course, the major uncertainties are the Iraqi situation and possible terrorist activities.

         Lastly, stock market valuations have come down close to historical norms, given three years of market declines. At today's low interest rates, current valuations can be justified, and bonds do not appear to offer compelling valuations relative to equities. Stocks historically perform well coming out of economic troughs but have lagged in this cycle since the economy bottomed in late 2001. This may reflect the extended weakness in capital spending and last year's business scandals.

         Small-cap valuations continue to look attractive relative to large-caps on most measures. Small-caps historically outperform large-caps coming out of recessions and off market bottoms.
         Small-cap growth, your fund's focus, has lagged the overall small-cap market by a wide margin for almost three years, but has historically been a market leader in meaningful market recoveries. The fund's relative P/E ratio (shown in the chart on the next page) compared with the S&P 500 declined in the second half of last year from 1.45 to 1.34, near the midpoint of its long-term range. Outperformance by small-caps in general and by your fund in particular will depend on a pickup in earnings growth on an absolute basis and relative to large-caps. We believe your fund's holdings are capable of delivering 20% annual earnings growth over the next several years, and we are optimistic that this will lead to above-average performance in the coming years.

         Respectfully submitted,

         /s/ John H. Laporte

         John H. Laporte
         President and chairman of the fund's Investment Advisory Committee

         January 17, 2003

         The The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

NEW HORIZONS FUND P/E RATIO

[CHART OF NEW HORIZONS FUND P/E RATIO]

                New Horizons
Year Ended     Fund P/E Ratio
  12/67             31.9
  12/74              8.7
  12/81             11.5
  12/88             12.5
  12/95             23.6
  12/02             22.4

[END CHART]

NEW HORIZONS FUND P/E RELATIVE TO THE S&P 500 P/E

[CHART OF NEW HORIZONS FUND P/E RELATIVE TO THE S&P 500 P/E]

                  New Horizons Fund
                 P/E Relative to The
Year Ended           S&P 500 P/E
  12/67                 1.91
  12/74                 1.04
  12/81                 1.53
  12/88                 1.14
  12/95                 1.49
  12/02                 1.34

[END CHART]

Note: The fund's P/E ratio is an average, unwelghted number based on 12-month forward earnings per share as estimated by the fund's investment manager at each quarter-end.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

PORTFOLIO HIGHLIGHTS
================================================================================

    TWENTY-FIVE LARGEST HOLDINGS

                                                                Percent of
                                                                Net Assets
                                                                  12/31/02
==========================================================================
Apollo Group                                                          3.4%
--------------------------------------------------------------------------
Henry Schein                                                          2.8
--------------------------------------------------------------------------
Omnicare                                                              2.1
--------------------------------------------------------------------------
Affiliated Computer Services                                          2.0
--------------------------------------------------------------------------
Davita                                                                1.8
==========================================================================

Iron Mountain                                                         1.8
--------------------------------------------------------------------------
Gilead Sciences                                                       1.5
--------------------------------------------------------------------------
Neurocrine Biosciences                                                1.4
--------------------------------------------------------------------------
O'Reilly Automotive                                                   1.4
--------------------------------------------------------------------------
Radian Group                                                          1.3
==========================================================================

Cephalon                                                              1.3
--------------------------------------------------------------------------
Tuesday Morning                                                       1.2
--------------------------------------------------------------------------
Maxim Integrated Products                                             1.2
--------------------------------------------------------------------------
BISYS Group                                                           1.2
--------------------------------------------------------------------------
Renal Care Group                                                      1.2
==========================================================================

Westwood One                                                          1.1
--------------------------------------------------------------------------
PF Chang's China Bistro                                               1.1
--------------------------------------------------------------------------
University of Phoenix Online                                          1.1
--------------------------------------------------------------------------
Toll Brothers                                                         1.1
--------------------------------------------------------------------------
Duane Reade                                                           1.1
==========================================================================

XTO Energy                                                            1.0
--------------------------------------------------------------------------
NPS Pharmaceuticals                                                   1.0
--------------------------------------------------------------------------
AmeriPath                                                             1.0
--------------------------------------------------------------------------
Kronos                                                                0.9
--------------------------------------------------------------------------
Radio One                                                             0.9
==========================================================================

Total                                                                35.9%

    Note: Table excludes investments in the T. Rowe Price Reserve Investment
    Fund.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

PORTFOLIO HIGHLIGHTS
================================================================================

    CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

    6 Months Ended 12/31/02

TEN BEST CONTRIBUTORS                        TEN WORST CONTRIBUTORS
============================================================================================
Neurocrine Biosciences           8[cents]    BISYS Group                          -21[cents]
------------------------------------------   -----------------------------------------------
NPS Pharmaceuticals              6           Duane Reade                           16
------------------------------------------   -----------------------------------------------
Apollo Group                     6           Orthodontic Centers of America**      13
------------------------------------------   -----------------------------------------------
Precise Software Solutions       5           Radian Group                          10
------------------------------------------   -----------------------------------------------
Affiliated Computer Services     5           Christopher & Banks                    8
------------------------------------------   -----------------------------------------------
University of Phoenix Online     3           Toll Brothers                          8
------------------------------------------   -----------------------------------------------
XTO Energy                       3           Catalina Marketing                     7
------------------------------------------   -----------------------------------------------
Mercury Interactive              3           Alkermes                               7
------------------------------------------   -----------------------------------------------
Internet Security Systems        3           Six Flags                              7
------------------------------------------   -----------------------------------------------
Kronos                           3           Tweeter Home Entertainment Group       6
==========================================   ===============================================
Total                           45[cents]    Total                               -103[cents]

    12 Months Ended 12/31/02

TEN BEST CONTRIBUTORS                        TEN WORST CONTRIBUTORS
============================================================================================
Apollo Group                    18[cents]    SkillSoft ADR                        -21[cents]
------------------------------------------   -----------------------------------------------
PF Chang's China Bistro          8           Orthodontic Centers of America**      20
------------------------------------------   -----------------------------------------------
Henry Schein                     7           BISYS Group                           19
------------------------------------------   -----------------------------------------------
University of Phoenix Online     5           Exult                                 16
------------------------------------------   -----------------------------------------------
XTO Energy                       5           Maxim Integrated Products             14
------------------------------------------   -----------------------------------------------
UCBH Holdings                    4           Alkermes                              13
------------------------------------------   -----------------------------------------------
Iron Mountain                    4           Triton PCS Holdings                   13
------------------------------------------   -----------------------------------------------
Westwood One                     3           Duane Reade                           12
------------------------------------------   -----------------------------------------------
Harman International             3           Lattice Semiconductor                 12
------------------------------------------   -----------------------------------------------
Actuant Corporation*             3           Tweeter Home Entertainment Group      12
==========================================   ===============================================
Total                           60[cents]    Total                               -152[cents]

     * Position added
    ** Position eliminated

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

PERFORMANCE COMPARISON
================================================================================

    This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

NEW HORIZONS FUND
================================================================================

[CHART OF NEW HORIZONS FUND]

              (SOLID BLACK LINE       (DOTTED BLACK LINE)
 AS OF           RUSSELL 2000          LIPPER SMALL CAP          NEW HORIZONS
12/31/02         GROWTH INDEX            FUNDS INDEX                 FUND
12/31/92        $       10,000          $       10,000          $       10,000
12/31/93        $       11,337          $       11,693          $       12,201
12/31/94        $       11,062          $       11,636          $       12,238
12/31/95        $       14,496          $       15,316          $       19,023
12/31/96        $       16,129          $       17,516          $       22,263
12/31/97        $       18,216          $       20,146          $       24,439
12/31/98        $       18,440          $       19,974          $       25,965
12/31/99        $       26,387          $       28,271          $       34,410
12/31/00        $       20,468          $       26,408          $       33,770
12/31/01        $       18,580          $       23,947          $       32,811
12/31/02        $       12,957          $       18,821          $       24,083

[END CHART]

AVERAGE ANNUAL COMPOUND TOTAL RETURN
================================================================================

    This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 12/31/02        1 Year      3 Years      5 Years      10 Years
============================================================================
New Horizons Fund            -26.60%      -11.21%       -0.29%         9.19%
----------------------------------------------------------------------------

    Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
================================================================================

                                          Year
                                         Ended
                                      12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
NET ASSET VALUE
Beginning of period                   $  22.63   $  23.89   $  27.53   $  23.34   $  23.30
                                      ----------------------------------------------------
Investment activities
  Net investment income (loss)           (0.17)     (0.17)     (0.13)     (0.15)     (0.15)
  Net realized and
  unrealized gain (loss)                 (5.85)     (0.53)     (0.37)      7.36       1.46
                                      ----------------------------------------------------
  Total from
  investment activities                  (6.02)     (0.70)     (0.50)      7.21       1.31
                                      ----------------------------------------------------
Distributions
  Net realized gain                         --      (0.56)     (3.14)     (3.02)     (1.27)
                                      ----------------------------------------------------
NET ASSET VALUE
END OF PERIOD                         $  16.61   $  22.63   $  23.89   $  27.53   $  23.34
                                      ====================================================

RATIOS/SUPPLEMENTAL DATA

TOTAL RETURN^                           (26.60)%    (2.84)%    (1.86)%    32.52%      6.25%
------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                        0.92%      0.91%      0.88%      0.90%      0.89%
------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                               (0.81)%    (0.77)%    (0.51)%    (0.66)%    (0.65)%
------------------------------------------------------------------------------------------
Portfolio turnover rate                   23.7%      27.4%      47.2%      44.7%      41.2%
------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                         $  3,359   $  5,583   $  6,122   $  6,022   $  5,228
------------------------------------------------------------------------------------------

    ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

    The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================
                                                              December 31, 2002

PORTFOLIO OF INVESTMENTS                              SHARES              VALUE
===============================================================================
                                                                   In thousands
EQUITY INVESTMENTS 99.2% [infinity]

CONSUMER DISCRETIONARY 20.0%

HOTELS, RESTAURANTS & LEISURE 4.8%

CEC Entertainment *                                  750,000     $       23,025
-------------------------------------------------------------------------------
Extended Stay America *                            1,771,000             26,122
-------------------------------------------------------------------------------
Intrawest                                            300,000              3,720
-------------------------------------------------------------------------------
Outback Steakhouse                                   300,000             10,332
-------------------------------------------------------------------------------
PF Chang's China Bistro *                          1,000,000             36,300
-------------------------------------------------------------------------------
Rare Hospitality International *                     664,000             18,340
-------------------------------------------------------------------------------
Ruby Tuesday                                       1,100,000             19,019
-------------------------------------------------------------------------------
Six Flags *                                        1,550,000              8,850
-------------------------------------------------------------------------------
Sonic *                                              500,000             10,245
-------------------------------------------------------------------------------
Vail Resorts *                                       350,000              5,310
-------------------------------------------------------------------------------
                                                                        161,263
                                                                 --------------
HOUSEHOLD DURABLES 2.9%

Harman International                                 400,000             23,800
-------------------------------------------------------------------------------
Rayovac *                                            800,000             10,664
-------------------------------------------------------------------------------
Ryland Group                                         350,000             11,672
-------------------------------------------------------------------------------
Standard Pacific                                      89,000              2,203
-------------------------------------------------------------------------------
Toll Brothers *                                    1,772,000             35,794
-------------------------------------------------------------------------------
Yankee Candle Company *                              800,000             12,800
-------------------------------------------------------------------------------
                                                                         96,933
                                                                 --------------
MEDIA 6.4%

ADVO *                                               800,000             26,264
-------------------------------------------------------------------------------
Catalina Marketing *                               1,481,000             27,399
-------------------------------------------------------------------------------
Cox Radio, Class A *                               1,000,000             22,810
-------------------------------------------------------------------------------
Entercom Communications *                            500,000             23,460
-------------------------------------------------------------------------------
Lamar Advertising, Class A *                         650,000             21,873
-------------------------------------------------------------------------------
Radio One *                                        2,050,000             29,581
-------------------------------------------------------------------------------
Regent Communications *                            1,631,700              9,643
-------------------------------------------------------------------------------
Sinclair Broadcast Group, Class A *                  300,000              3,489
-------------------------------------------------------------------------------
Spanish Broadcasting, Class A *[dagger]            1,900,000             13,680
-------------------------------------------------------------------------------
Westwood One *                                     1,000,000             37,360
-------------------------------------------------------------------------------
                                                                        215,559
                                                                 --------------
MULTILINE RETAIL 1.3%

Tuesday Morning *[dagger]                          2,450,000             41,895
-------------------------------------------------------------------------------
                                                                         41,895
                                                                 --------------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                      SHARES              VALUE
===============================================================================
                                                                   In thousands
SPECIALTY RETAIL 4.4%

AnnTaylor Stores *                                   300,000       $      6,126
-------------------------------------------------------------------------------
Christopher & Banks *                              1,150,000             23,862
-------------------------------------------------------------------------------
Cole National, Class A *[dagger]                     858,000              9,781
-------------------------------------------------------------------------------
Cost Plus *                                          133,000              3,813
-------------------------------------------------------------------------------
Genesco *                                            300,000              5,589
-------------------------------------------------------------------------------
Hot Topic *                                          557,150             12,748
-------------------------------------------------------------------------------
Linens'n Things *                                    600,000             13,560
-------------------------------------------------------------------------------
O'Reilly Automotive *                              1,800,000             45,522
-------------------------------------------------------------------------------
Sonic Automotive, Class A *                          886,000             13,175
-------------------------------------------------------------------------------
Tweeter Home Entertainment Group *                 1,116,500              6,543
-------------------------------------------------------------------------------
Ultimate Electronics *[dagger]                       800,000              8,120
-------------------------------------------------------------------------------
                                                                        148,839
                                                                   ------------
TEXTILES, APPAREL, & LUXURY GOODS 0.2%

Nautica Enterprises *                                600,000              6,666
-------------------------------------------------------------------------------
                                                                          6,666
                                                                   ------------
Total Consumer Discretionary                                            671,155
                                                                   ------------
CONSUMER STAPLES 1.8%

FOOD & DRUG RETAILING 1.1%

Duane Reade *[dagger]                              2,100,000             35,700
-------------------------------------------------------------------------------
                                                                         35,700
                                                                   ------------
FOOD PRODUCTS 0.7%

American Italian Pasta, Class A *                    204,400              7,354
-------------------------------------------------------------------------------
Delta Pine & Land                                    800,000             16,328
-------------------------------------------------------------------------------
                                                                         23,682
                                                                   ------------
Total Consumer Staples                                                   59,382
                                                                   ------------
ENERGY 8.6%

ENERGY EQUIPMENT & SERVICES 6.1%

BJ Services *                                        750,000             24,232
-------------------------------------------------------------------------------
Cooper Cameron *                                     531,000             26,454
-------------------------------------------------------------------------------
FMC Technologies *                                 1,400,000             28,602
-------------------------------------------------------------------------------
Global Industries *                                  841,000              3,507
-------------------------------------------------------------------------------
Helmerich & Payne                                    750,000             20,933
-------------------------------------------------------------------------------
Hydril *                                             531,000             12,516
-------------------------------------------------------------------------------
Key Energy Services *                              1,602,700             14,376
-------------------------------------------------------------------------------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                     SHARES               VALUE
===============================================================================
                                                                   In thousands
Lone Star Technologies *                            376,000        $      5,599
-------------------------------------------------------------------------------
National Oilwell *                                  400,000               8,736
-------------------------------------------------------------------------------
Seacor Smit *                                       300,000              13,350
-------------------------------------------------------------------------------
Smith International *                               400,000              13,048
-------------------------------------------------------------------------------
Tidewater                                           700,000              21,770
-------------------------------------------------------------------------------
W-H Energy Services  *                              784,000              11,439
-------------------------------------------------------------------------------
                                                                        204,562
                                                                   ------------
OIL & GAS 2.5%

Cimarex Energy *                                    417,731               7,477
-------------------------------------------------------------------------------
Encore Aquisition *                                 620,000              11,420
-------------------------------------------------------------------------------
Newfield Exploration *                              443,000              15,970
-------------------------------------------------------------------------------
Westport Resources *                                743,000              15,455
-------------------------------------------------------------------------------
XTO Energy                                        1,400,000              34,580
-------------------------------------------------------------------------------
                                                                         84,902
                                                                   ------------
Total Energy                                                            289,464
                                                                   ------------
FINANCIALS 5.4%

BANKS 1.0%

Boston Private Financial                            212,300               4,216
-------------------------------------------------------------------------------
Silicon Valley Bancshares *                         266,000               4,855
-------------------------------------------------------------------------------
UCBH Holdings                                       600,000              25,470
-------------------------------------------------------------------------------
                                                                         34,541
                                                                   ------------
DIVERSIFIED FINANCIALS 1.7%

Affiliated Managers Group *                         354,000              17,806
-------------------------------------------------------------------------------
Investor's Financial Services                       266,000               7,286
-------------------------------------------------------------------------------
Legg Mason                                          443,000              21,503
-------------------------------------------------------------------------------
Waddell & Reed Financial, Class A                   471,000               9,265
-------------------------------------------------------------------------------
                                                                         55,860
                                                                   ------------
INSURANCE 2.5%

MaxRe Capital                                       500,000               5,510
-------------------------------------------------------------------------------
Ohio Casualty *                                     500,000               6,475
-------------------------------------------------------------------------------
Platinum Underwriters Holdings *                    550,000              14,492
-------------------------------------------------------------------------------
Radian Group                                      1,200,000              44,580
-------------------------------------------------------------------------------
Scottish Annuity & Life                             680,000              11,866
-------------------------------------------------------------------------------
                                                                         82,923
                                                                   ------------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                     SHARES               VALUE
===============================================================================
                                                                   In thousands
REAL ESTATE 0.2%

Trammell Crow *                                     864,900        $      7,784
-------------------------------------------------------------------------------
                                                                          7,784
                                                                   ------------
Total Financials                                                        181,108
                                                                   ------------
HEALTH CARE 23.0%

BIOTECHNOLOGY 9.1%

Abgenix *                                           911,300               6,716
-------------------------------------------------------------------------------
Advanced Medicine, Series D,
Pfd. *[double dagger][square]                       513,334               4,620
-------------------------------------------------------------------------------
Alexion Pharmaceutical *                            332,700               4,698
-------------------------------------------------------------------------------
Alkermes *                                        1,656,700              10,388
-------------------------------------------------------------------------------
Amylin Pharmaceuticals *                            350,000               5,649
-------------------------------------------------------------------------------
Cephalon *                                          874,500              42,560
-------------------------------------------------------------------------------
Cubist Pharmaceuticals *                            378,000               3,111
-------------------------------------------------------------------------------
CV Therapeutics *                                   221,000               4,027
-------------------------------------------------------------------------------
Deltagen *                                          537,500                 258
-------------------------------------------------------------------------------
Diversa *                                           350,000               3,167
-------------------------------------------------------------------------------
Exelixis *                                          865,000               6,920
-------------------------------------------------------------------------------
Gilead Sciences *                                 1,465,000              49,810
-------------------------------------------------------------------------------
Human Genome Sciences *                             436,100               3,842
-------------------------------------------------------------------------------
Imclone Systems *                                   190,000               2,018
-------------------------------------------------------------------------------
Millennium Pharmaceuticals *                      1,400,000              11,116
-------------------------------------------------------------------------------
Neurocrine Biosciences *                          1,025,700              46,833
-------------------------------------------------------------------------------
NPS Pharmaceuticals *                             1,325,000              33,350
-------------------------------------------------------------------------------
OSI Pharmaceuticals *                               324,700               5,325
-------------------------------------------------------------------------------
Protein Design Labs *                               221,000               1,879
-------------------------------------------------------------------------------
Regeneron Pharmaceuticals *                         400,000               7,404
-------------------------------------------------------------------------------
Telik *                                             248,000               2,892
-------------------------------------------------------------------------------
Triangle Pharmaceuticals *                        1,355,000               8,049
-------------------------------------------------------------------------------
Trimeris *                                          507,100              21,851
-------------------------------------------------------------------------------
Tularik *                                           500,000               3,730
-------------------------------------------------------------------------------
Versicor  *                                         675,000               7,283
-------------------------------------------------------------------------------
Vertex Pharmaceuticals *                            465,000               7,370
-------------------------------------------------------------------------------
ViroPharma  *                                       509,000                 743
-------------------------------------------------------------------------------
                                                                        305,609
                                                                   ------------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                         SHARES           VALUE
===============================================================================
                                                                   In thousands
HEALTH CARE EQUIPMENT & SUPPLIES 1.0%

Advanced Neuromodulation Systems *                      125,000     $     4,388
-------------------------------------------------------------------------------
Apogent Technologies *                                  664,000          13,811
-------------------------------------------------------------------------------
Control Delivery Systems, Cv. Pfd., 8.00%,
Series A *[double dagger][square]                        74,432           4,000
-------------------------------------------------------------------------------
EPIX Medical *                                          567,000           4,099
-------------------------------------------------------------------------------
Serologicals *                                          200,000           2,200
-------------------------------------------------------------------------------
Wilson Greatbatch Technologies  *                       221,000           6,453
-------------------------------------------------------------------------------
                                                                         34,951
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES 12.2%

Accredo Health *                                        304,500          10,734
-------------------------------------------------------------------------------
Alliance Imaging *                                      708,000           3,752
-------------------------------------------------------------------------------
AmeriPath *                                           1,500,000          32,250
-------------------------------------------------------------------------------
AMN Healthcare Services  *                              250,000           4,228
-------------------------------------------------------------------------------
Community Health System *                               650,000          13,383
-------------------------------------------------------------------------------
Coventry Health Care *                                  600,000          17,418
-------------------------------------------------------------------------------
Davita *                                              2,435,000          60,071
-------------------------------------------------------------------------------
HealthStream *[dagger]                                2,321,000           3,273
-------------------------------------------------------------------------------
Henry Schein *                                        2,084,000          93,780
-------------------------------------------------------------------------------
Maximus *                                               600,000          15,660
-------------------------------------------------------------------------------
Mid-Atlantic Medical Services *                         300,000           9,720
-------------------------------------------------------------------------------
Omnicare                                              3,000,000          71,490
-------------------------------------------------------------------------------
Renal Care Group *                                    1,250,000          39,550
-------------------------------------------------------------------------------
United Surgical Partners International *                350,000           5,467
-------------------------------------------------------------------------------
VCA Antech *                                            886,000          13,290
-------------------------------------------------------------------------------
WebMD *                                                 799,500           6,836
-------------------------------------------------------------------------------
WellChoice *                                            357,600           8,565
-------------------------------------------------------------------------------
                                                                        409,467
                                                                    -----------
PHARMACEUTICALS 0.7%

DURECT *                                                567,487           1,146
-------------------------------------------------------------------------------
Eon Labs *                                              221,000           4,179
-------------------------------------------------------------------------------
Guilford Pharmaceuticals *                              200,000             796
-------------------------------------------------------------------------------
Ista Pharmaceuticals *[dagger]                          110,700             349
-------------------------------------------------------------------------------
Medicines Company *                                     700,000          11,214
-------------------------------------------------------------------------------
Noven Pharmaceuticals *                                 288,000           2,658
-------------------------------------------------------------------------------
Salix Pharmaceuticals *                                 390,000           2,726
-------------------------------------------------------------------------------
Women First Healthcare *                                304,000           1,387
-------------------------------------------------------------------------------
                                                                         24,455
                                                                    -----------
Total Health Care                                                       774,482
                                                                    -----------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                     SHARES               VALUE
===============================================================================
                                                                   In thousands
INDUSTRIALS & BUSINESS SERVICES 18.8%

AEROSPACE & DEFENSE 1.0%

Armor Holdings *                                    775,000        $     10,671
-------------------------------------------------------------------------------
MTC Technologies *                                  223,000               5,642
-------------------------------------------------------------------------------
Triumph Group *                                     500,000              15,970
-------------------------------------------------------------------------------
                                                                         32,283
                                                                   ------------
AIR FREIGHT & LOGISTICS 1.0%

C.H. Robinson Worldwide                             200,000               6,240
-------------------------------------------------------------------------------
Forward Air *                                       692,500              13,442
-------------------------------------------------------------------------------
UTi Worldwide                                       497,000              13,046
-------------------------------------------------------------------------------
                                                                         32,728
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES 14.1%

Apollo Group, Class A *                           2,600,000             114,400
-------------------------------------------------------------------------------
BISYS Group *                                     2,500,000              39,750
-------------------------------------------------------------------------------
Bright Horizons Family Solutions *[dagger]          644,700              18,129
-------------------------------------------------------------------------------
Central Parking                                     531,000              10,015
-------------------------------------------------------------------------------
Corporate Executive Board *                         850,000              27,132
-------------------------------------------------------------------------------
Devry *                                             265,500               4,410
-------------------------------------------------------------------------------
Edison Schools, Class A *                         1,000,000               1,620
-------------------------------------------------------------------------------
Education Management *                              500,000              18,800
-------------------------------------------------------------------------------
Exult *                                           4,500,000              14,310
-------------------------------------------------------------------------------
Iron Mountain *                                   1,800,000              59,418
-------------------------------------------------------------------------------
Mobile Mini *[dagger]                               900,000              14,103
-------------------------------------------------------------------------------
Paychex                                             150,000               4,185
-------------------------------------------------------------------------------
Resources Connection *                              358,600               8,323
-------------------------------------------------------------------------------
School Specialty *[dagger]                        1,367,600              27,325
-------------------------------------------------------------------------------
SITEL *                                           1,759,600               2,111
-------------------------------------------------------------------------------
SOURCECORP *                                        700,000              13,013
-------------------------------------------------------------------------------
Sylvan Learning Systems *                         1,550,000              25,420
-------------------------------------------------------------------------------
Tetra Tech *                                      1,107,000              13,505
-------------------------------------------------------------------------------
University of Phoenix Online *                    1,000,000              35,840
-------------------------------------------------------------------------------
Waste Connections *                                 605,000              23,359
-------------------------------------------------------------------------------
                                                                        475,168
                                                                   ------------
CONSTRUCTION & ENGINEERING 0.1%

Comfort Systems USA *                             1,000,000               3,350
-------------------------------------------------------------------------------
                                                                          3,350
                                                                   ------------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                     SHARES               VALUE
===============================================================================
                                                                   In thousands
INDUSTRIAL CONGLOMERATES 0.5%

Roper Industries                                    500,000       $      18,300
-------------------------------------------------------------------------------
                                                                         18,300
                                                                  -------------
MACHINERY 1.5%

Actuant Corporation, Class A *                      500,000              23,225
-------------------------------------------------------------------------------
Nordson                                             352,000               8,740
-------------------------------------------------------------------------------
Oshkosh Truck, Class B                              275,000              16,913
-------------------------------------------------------------------------------
                                                                         48,878
                                                                  -------------
TRADING COMPANIES & DISTRIBUTORS 0.6%

MSC Industrial Direct, Class A *                    800,000              14,200
-------------------------------------------------------------------------------
Watsco                                              400,000               6,552
-------------------------------------------------------------------------------
                                                                         20,752
                                                                  -------------
Total Industrials & Business Services                                   631,459
                                                                  -------------
INFORMATION TECHNOLOGY 20.5%

COMMUNICATIONS EQUIPMENT 0.6%

Black Box                                           177,000               7,930
-------------------------------------------------------------------------------
CIENA *                                             500,000               2,570
-------------------------------------------------------------------------------
Harmonic *                                          875,000               2,013
-------------------------------------------------------------------------------
Packeteer *                                         797,000               5,467
-------------------------------------------------------------------------------
Turnstone Systems *                               1,500,000               4,050
-------------------------------------------------------------------------------
                                                                         22,030
                                                                  -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%

Methode Electronics, Class A                        150,000               1,645
-------------------------------------------------------------------------------
Molex                                               100,000               2,304
-------------------------------------------------------------------------------
Newport *                                           700,000               8,792
-------------------------------------------------------------------------------
                                                                         12,741
                                                                  -------------
INTERNET SOFTWARE & SERVICES 2.2%

CNET Networks *                                   3,500,000               9,485
-------------------------------------------------------------------------------
Digital Insight *                                   892,500               7,756
-------------------------------------------------------------------------------
Internet Security Systems *                         950,000              17,413
-------------------------------------------------------------------------------
Lendingtree *                                       800,000              10,304
-------------------------------------------------------------------------------
MatrixOne *                                       1,862,500               8,009
-------------------------------------------------------------------------------
Netegrity *                                         800,000               2,602
-------------------------------------------------------------------------------
Register.com *                                      700,000               3,150
-------------------------------------------------------------------------------
Stellent *                                          475,000               2,109
-------------------------------------------------------------------------------
Webex Communications *                              450,000               6,750
-------------------------------------------------------------------------------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                     SHARES               VALUE
===============================================================================
                                                                   In thousands

Websense *                                          250,000       $       5,340
-------------------------------------------------------------------------------
Zonafinanciera.com, Cv. Pfd.,
Series C *[double dagger][dagger][square]         1,190,760                   0
-------------------------------------------------------------------------------
                                                                         72,918
                                                                  -------------
IT CONSULTING & SERVICES 3.7%

Affiliated Computer Services, Class A *           1,300,000              68,445
-------------------------------------------------------------------------------
DigitalThink *[dagger]                            2,214,000               3,874
-------------------------------------------------------------------------------
META Group *[dagger]                                996,000               2,042
-------------------------------------------------------------------------------
MPS Group *                                         500,000               2,770
-------------------------------------------------------------------------------
Renaissance Learning *                              500,000               9,450
-------------------------------------------------------------------------------
SkillSoft ADR *                                   2,900,220               7,976
-------------------------------------------------------------------------------
SunGard Data Systems *                              200,000               4,712
-------------------------------------------------------------------------------
Tier Technologies, Class B *                      1,600,000              25,600
-------------------------------------------------------------------------------
                                                                        124,869
                                                                  -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 6.0%

Altera *                                          1,000,000              12,330
-------------------------------------------------------------------------------
Analog Devices *                                  1,150,000              27,450
-------------------------------------------------------------------------------
ATMI *                                            1,050,000              19,446
-------------------------------------------------------------------------------
Cabot Microelectronics *                            500,000              23,600
-------------------------------------------------------------------------------
Cognex *                                          1,150,000              21,195
-------------------------------------------------------------------------------
Lattice Semiconductor *                           2,000,000              17,540
-------------------------------------------------------------------------------
Linear Technology                                   200,000               5,144
-------------------------------------------------------------------------------
Maxim Integrated Products                         1,250,000              41,300
-------------------------------------------------------------------------------
Micrel *                                            900,000               8,082
-------------------------------------------------------------------------------
MIPS Technologies *                                 400,000               1,212
-------------------------------------------------------------------------------
O2Micro *                                           125,000               1,219
-------------------------------------------------------------------------------
Semtech *                                           750,000               8,190
-------------------------------------------------------------------------------
Xilinx *                                            650,000              13,390
-------------------------------------------------------------------------------
                                                                        200,098
                                                                  -------------
SOFTWARE 7.6%

Actuate *                                         2,237,398               3,960
-------------------------------------------------------------------------------
Agile Software *                                    200,000               1,548
-------------------------------------------------------------------------------
Business Objects ADR *                              600,000               9,000
-------------------------------------------------------------------------------
Cadence Design Systems *                            275,000               3,242
-------------------------------------------------------------------------------
Concord Communications *                            525,000               4,720
-------------------------------------------------------------------------------
Convera, Class A *                                  589,000               1,732
-------------------------------------------------------------------------------
Electronic Arts *                                   500,000              24,885
-------------------------------------------------------------------------------
Factset Research Systems                            500,000              14,135
-------------------------------------------------------------------------------
FileNet *                                           300,000               3,660
-------------------------------------------------------------------------------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                     SHARES               VALUE
===============================================================================
                                                                   In thousands
Informatica *                                     2,400,000        $     13,824
-------------------------------------------------------------------------------
Jack Henry & Associates                           1,300,000              15,652
-------------------------------------------------------------------------------
Kronos *                                            800,000              29,592
-------------------------------------------------------------------------------
Liberate Technologies *                           2,250,000               3,218
-------------------------------------------------------------------------------
Magma Design Automation *                           363,400               3,481
-------------------------------------------------------------------------------
Mercury Interactive *                               775,000              22,979
-------------------------------------------------------------------------------
Midway Games *                                      531,000               2,214
-------------------------------------------------------------------------------
Nassda *                                            425,000               4,768
-------------------------------------------------------------------------------
National Instruments *                              425,000              13,808
-------------------------------------------------------------------------------
NetIQ *                                           1,000,000              12,350
-------------------------------------------------------------------------------
Parametric Technology *                             700,000               1,764
-------------------------------------------------------------------------------
PLATO Learning *                                    342,025               2,032
-------------------------------------------------------------------------------
Precise Software Solutions *                      1,425,000              23,527
-------------------------------------------------------------------------------
Quest Software *                                    350,000               3,609
-------------------------------------------------------------------------------
Radiant Systems *                                   350,000               3,371
-------------------------------------------------------------------------------
Sonicwall *                                         753,000               2,733
-------------------------------------------------------------------------------
Verisity  *                                         700,000              13,342
-------------------------------------------------------------------------------
Verity *                                            675,000               9,039
-------------------------------------------------------------------------------
Wind River Systems  *                             1,505,000               6,170
-------------------------------------------------------------------------------
                                                                        254,355
                                                                   ------------
Total Information Technology                                            687,011
                                                                   ------------
MATERIALS 0.5%

CHEMICALS 0.5%

Ferro                                               200,000               4,886
-------------------------------------------------------------------------------
Minerals Technologies                               100,000               4,315
-------------------------------------------------------------------------------
Symyx Technologies *                                700,000               8,813
-------------------------------------------------------------------------------
Total Materials                                                          18,014
                                                                   ------------
TELECOMMUNICATION SERVICES 0.3%

WIRELESS TELECOMMUNICATION SERVICES 0.3%

Millicom International Cellular *                   896,700               1,596
-------------------------------------------------------------------------------
Triton PCS Holdings, Class A *                    1,204,000               4,732
-------------------------------------------------------------------------------
Western Wireless, Class A *                         735,100               3,896
-------------------------------------------------------------------------------
Total Telecommunication Services                                         10,224
                                                                   ------------
Total Miscellaneous Equity Investments 0.3%                              11,027
                                                                   ------------
Total Equity Investments (Cost  $3,274,883)                           3,333,326
                                                                   ------------

T. ROWE PRICE NEW HORIZONS FUND
===============================================================================

                                                                          VALUE
===============================================================================
                                                                   In thousands
SHORT-TERM INVESTMENTS 1.6%

MONEY MARKET FUND 1.6%

T. Rowe Price Reserve Investment Fund, 1.53% #    53,676,625      $      53,677
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost  $53,677)                             53,677
                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES

100.8% of Net Assets (Cost $3,328,560)                            $   3,387,003

Other Assets Less Liabilities                                           (27,647)
                                                                  -------------

NET ASSETS                                                        $   3,359,356
                                                                  =============

                  #  Seven-day yield
                  *  Non-income producing
         [infinity]  Common stocks - cost $3,262,194, value $3,324,706, 99.0%
                     of net assets;
                     Preferred stocks - cost $4,620, value $4,620, 0.1% of net assets;
                     Convertible preferred stocks - cost $8,069, value
                     $4,000, 0.1% of net assets
           [dagger] Affiliated company, as defined by the Investment Company Act of 1940 - See Note 2.
    [double dagger]  Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules; the total of such securities at period-end amounts to $8,620 and represents 0.3% of net assets.
           [square]  Security valued by the fund's Board of Directors
                ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================
                                                              December 31, 2002

STATEMENT OF ASSETS AND LIABILITIES
================================================================================
In thousands

ASSETS
Investments in securities, at value

  Affiliated companies (cost $243,047)                            $     178,270

  Other companies (cost $3,085,513)                                   3,208,733
                                                                  -------------
Total investments in securities                                       3,387,003

Other assets                                                              7,094
                                                                  -------------
Total assets                                                          3,394,097
                                                                  -------------
LIABILITIES

Total liabilities                                                        34,741
                                                                  -------------

NET ASSETS                                                        $   3,359,356
                                                                  =============

NET ASSETS CONSIST OF:

Undistributed net realized gain (loss)                            $    (370,884)

Net unrealized gain (loss)                                               58,443

Paid-in-capital applicable to 202,301,995 shares of
$1.00 par value capital stock outstanding;
300,000,000 shares authorized                                         3,671,797
                                                                  -------------

NET ASSETS                                                        $   3,359,356
                                                                  =============

NET ASSET VALUE PER SHARE                                         $       16.61
                                                                  =============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUNDS
================================================================================

STATEMENT OF OPERATIONS
================================================================================
In thousands

                                                                           Year
                                                                          Ended
                                                                       12/31/02
INVESTMENT INCOME (LOSS)

Income
  Dividend                                                         $      3,346
  Interest                                                                1,022
                                                                   ------------
  Total income                                                            4,368
                                                                   ------------
Expenses
  Investment management                                                  27,637
  Shareholder servicing                                                   9,550
  Prospectus and shareholder reports                                        280
  Custody and accounting                                                    249
  Proxy and annual meeting                                                   61
  Registration                                                               38
  Directors                                                                  28
  Legal and audit                                                            27
  Miscellaneous                                                              28
                                                                   ------------
  Total expenses                                                         37,898
  Expenses paid indirectly                                                 (129)
                                                                   ------------
  Net expenses                                                           37,769
                                                                   ------------
Net investment income (loss)                                            (33,401)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)
  Securities                                                            104,729
  Foreign currency transactions                                              (1)
                                                                   ------------
  Net realized gain (loss)                                              104,728
Change in net unrealized gain (loss) on securities                   (1,367,631)
                                                                   ------------
Net realized and unrealized gain (loss)                              (1,262,903)
                                                                   ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $ (1,296,304)
                                                                   ============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
================================================================================
In thousands

                                                                          Year
                                                                         Ended
                                                                      12/31/02            12/31/01
  INCREASE (DECREASE) IN NET ASSETS
  Operations
    Net investment income (loss)                                 $     (33,401)        $   (41,289)
    Net realized gain (loss)                                           104,728            (183,192)
    Change in net unrealized gain (loss)                            (1,367,631)             26,049
                                                                 ---------------------------------
    Increase (decrease) in net assets from operations               (1,296,304)           (198,432)
                                                                 ---------------------------------
  Distributions to shareholders
    Net realized gain                                                        -            (135,399)
                                                                 ---------------------------------
  Capital share transactions *
    Shares sold                                                        657,283             878,975
    Distributions reinvested                                                 -             131,194
    Shares redeemed                                                 (1,584,308)         (1,215,943)
                                                                 ---------------------------------
    Increase (decrease) in net assets from capital
    share transactions                                                (927,025)           (205,774)
                                                                 ---------------------------------
  NET ASSETS
  Increase (decrease) during period                                 (2,223,329)           (539,605)
  Beginning of period                                                5,582,685           6,122,290
                                                                 ---------------------------------

  END OF PERIOD                                                  $   3,359,356         $ 5,582,685
                                                                 =================================
*Share information
    Shares sold                                                         34,282              39,123
    Distributions reinvested                                                 -               6,020
    Shares redeemed                                                    (78,724)            (54,616)
                                                                 ---------------------------------
    Increase (decrease) in shares outstanding                          (44,442)             (9,473)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================
                                                              December 31, 2002

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

    T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 3, 1960. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

    The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

    VALUATION Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

    Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

    Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

    CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S.
    dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

    EXPENSES PAID INDIRECTLY Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $126,000 and $3,000, respectively, for the year ended December 31, 2002.

    IN-KIND REDEMPTIONS In certain circumstances, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain (loss) on in-kind redemptions to the extent fair value of the distributed securities on the date of redemption exceeds cost. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2002, the fund realized $292,421,000 of net gain on $629,291,000 of in-kind redemptions.

    OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

    Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

    AFFILIATED COMPANIES The fund may invest in certain securities that are considered affiliated companies, as defined by the 1940 Act. An affiliated company is one in which the fund owns at least 5% or more of the outstanding voting securities. At December 31, 2002, the value of affiliated companies included in the fund's investments in securities totaled $178,270,000 (5.3%). For the year then ended $20,653,000 (19.7%)
    of net realized gain reflected on the accompanying Statement of Operations resulted from transactions with affiliated companies.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

    OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $973,684,000 and $1,845,410,000, respectively, for the year ended December 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES

    No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

    There were no distributions in the year ended December 31, 2002. At December 31, 2002, the tax-basis components of net assets were as follows:

============================================================================
Unrealized appreciation                                    $  1,090,281,000
Unrealized depreciation                                      (1,035,366,000)
                                                           ----------------
Net unrealized appreciation (depreciation)                       54,915,000
Capital loss carryforwards                                     (367,356,000)
Paid-in capital                                               3,671,797,000
                                                           ----------------
Net assets                                                 $  3,359,356,000
                                                           ================

    Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $3,528,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2002, the fund had $153,213,000 of capital loss carryforwards that expire in 2009 and $214,143,000 that expire in 2010.

    For the year ended December 31, 2002, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

    capital relate primarily to the current net operating loss and redemptions in kind. Results of operations and net assets were not affected by these reclassifications.

================================================================================
Undistributed net investment income                          $  33,401,000
Undistributed net realized gain                               (292,420,000)
Paid-in capital                                                259,019,000

    At December 31, 2002, the cost of investments for federal income tax purposes was $3,332,088,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

    The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At December 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,973,000.

    In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $6,884,000 for the year ended December 31, 2002, of which $624,000 was payable at year-end.

    The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

    funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2002, the fund was allocated $973,000 of Spectrum Funds' expenses, of which $733,000 related to services provided by Price and $55,000 was payable at period-end. At December 31, 2002, approximately 10.4% of the outstanding shares of the fund were held by the Spectrum Funds.

    The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2002, totaled $1,022,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
T. ROWE PRICE NEW HORIZONS FUND, INC.

    In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New Horizons Fund, Inc. (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

    PricewaterhouseCoopers LLP
    Baltimore, Maryland
    January 21, 2003

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

ABOUT THE FUND'S DIRECTORS AND OFFICERS
================================================================================

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

INDEPENDENT DIRECTORS

NAME
(DATE OF BIRTH)             PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND
YEAR ELECTED*               DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
---------------------------------------------------------------------------------------------------
Anthony W. Deering          Director, Chairman of the Board, President, and Chief Executive
(1/28/45)                   Officer, The Rouse Company, real estate developers
2001
---------------------------------------------------------------------------------------------------
Donald W. Dick, Jr.         Principal, EuroCapital Advisors, LLC, an acquisition and management
(1/27/43)                   advisory firm
1994
---------------------------------------------------------------------------------------------------
David K. Fagin              Director, Dayton Mining Corp. (6/98 to present), Golden Star
(4/9/38)                    Resources Ltd., and Canyon Resources Corp. (5/00 to present);
1988                        Chairman and President, Nye Corp.
---------------------------------------------------------------------------------------------------
F. Pierce Linaweaver        President, F. Pierce Linaweaver & Associates, Inc., consulting
(8/22/34)                   environmental and civil engineers
2001
---------------------------------------------------------------------------------------------------
Hanne M. Merriman           Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren
(11/16/41)                  Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways
1994                        Group, Inc.
---------------------------------------------------------------------------------------------------
John G. Schreiber           Owner/President, Centaur Capital Partners, Inc., a real estate
(10/21/46)                  investment company; Senior Advisor and Partner, Blackstone Real Estate
2001                        Advisors, L.P.; Director, AMLI Residential Properties Trust, Host
                            Marriott Corp., and The Rouse Company
---------------------------------------------------------------------------------------------------
Hubert D. Vos               Owner/President, Stonington Capital Corp., a private investment
(8/2/33)                    company
1983
---------------------------------------------------------------------------------------------------
Paul M. Wythes              Founding Partner, Sutter Hill Ventures, a venture capital limited
(6/23/33)                   partnership, providing equity capital to young high-technology
1981                        companies throughout the United States; Director, Teltone Corp.
---------------------------------------------------------------------------------------------------

* Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

INSIDE DIRECTORS

NAME
(DATE OF BIRTH)
YEAR ELECTED*
[NUMBER OF T. ROWE PRICE    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND DIRECTORSHIPS
PORTFOLIOS OVERSEEN]        OF OTHER PUBLIC COMPANIES
---------------------------------------------------------------------------------------------------
John H. Laporte             Director and Vice President, T. Rowe Price Group, Inc.; Vice President,
(7/26/45)                   T. Rowe Price; President, New Horizons Fund
1988
[15]
---------------------------------------------------------------------------------------------------
James S. Riepe              Director and Vice President, T. Rowe Price; Vice Chairman of the
(6/25/43)                   Board, Director, and Vice President, T. Rowe Price Group, Inc.;
1983                        Chairman of the Board and Director, T. Rowe Price Global Asset
[105]                       Management Limited, T. Rowe Price Investment Services, Inc.,
                            T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
                            Services, Inc.; Chairman of the Board, Director, President, and Trust
                            Officer, T. Rowe Price Trust Company; Director, T. Rowe Price
                            International, Inc., and T. Rowe Price Global Investment Services
                            Limited; Chairman of the Board, New Horizons Fund
---------------------------------------------------------------------------------------------------
M. David Testa              Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(4/22/44)                   Vice Chairman of the Board, Chief Investment Officer, Director, and
1994                        Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price
[105]                       Global Asset Management Limited, T. Rowe Price Global Investment
                            Services Limited, and T. Rowe Price International, Inc.; Director and
                            Vice President, T. Rowe Price Trust Company
---------------------------------------------------------------------------------------------------

* Each inside director serves until the election of a successor.

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

OFFICERS

NAME (DATE OF BIRTH)
TITLE AND FUND(s) SERVED                        PRINCIPAL OCCUPATION(s)
---------------------------------------------------------------------------------------------------
Francisco Alonso (1/27/78)                      Vice President, T. Rowe Price; formerly Student,
Vice President, New Horizons Fund               University of Ohio (to 2000); Intern, Morgan
                                                Stanley Dean Witter (to 2000)
---------------------------------------------------------------------------------------------------
Brian W.H. Berghuis (10/12/58)                  Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.
---------------------------------------------------------------------------------------------------
Christopher W. Carlson (1/27/67)                Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.; formerly Nasdaq Trader, Deutsche
                                                Bank Alex. Brown (to 1997)
---------------------------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)                    Vice President, T. Rowe Price, T. Rowe Price
Treasurer, New Horizons Fund                    Group, Inc., and T. Rowe Price Investment
                                                Services, Inc.
---------------------------------------------------------------------------------------------------
Eric M. Gerster (3/23/71)                       Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.
---------------------------------------------------------------------------------------------------
Francies W. Hawks (2/2/44)                      Assistant Vice President, T. Rowe Price
Assistant Vice President, New Horizons Fund
---------------------------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)                     Director and Vice President, T. Rowe Price
Vice President, New Horizons Fund               Group, Inc., T. Rowe Price Investment Services,
                                                Inc., T. Rowe Price Services, Inc., and T. Rowe
                                                Price Trust Company; Vice President, T. Rowe
                                                Price, T. Rowe Price International, Inc., and
                                                T. Rowe Price Retirement Plan Services, Inc.
---------------------------------------------------------------------------------------------------
Kris H. Jenner (2/5/62)                         Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.
---------------------------------------------------------------------------------------------------
J. Jeffrey Lang (1/10/62)                       Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Trust Company
---------------------------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)                   Assistant Vice President, T. Rowe Price and
Secretary, New Horizons Fund                    T. Rowe Price Investment Services, Inc.
---------------------------------------------------------------------------------------------------
David S. Middleton (1/18/56)                    Vice President, T. Rowe Price, T. Rowe Price
Controller, New Horizons Fund                   Group, Inc., and T. Rowe Price Trust Company
---------------------------------------------------------------------------------------------------
Joseph M. Milano (9/14/72)                      Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.
---------------------------------------------------------------------------------------------------

T. ROWE PRICE NEW HORIZONS FUND
================================================================================

OFFICERS (CONTINUED)

NAME (DATE OF BIRTH)
TITLE AND FUND(s) SERVED                        PRINCIPAL OCCUPATION(s)
---------------------------------------------------------------------------------------------------
Charles G. Pepin (4/23/66)                      Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.
---------------------------------------------------------------------------------------------------
Michael F. Sola (7/21/69)                       Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.
---------------------------------------------------------------------------------------------------
John F. Wakeman (11/25/62)                      Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.
---------------------------------------------------------------------------------------------------
R. Candler Young (9/28/71)                      Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund               Group, Inc.; formerly Equity Research Analyst,
                                                Donaldson, Lufkin & Jenrette (to 1997);
                                                Investment Banking Summer Associate,
                                                Goldman Sachs & Company (to 1998)
---------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
================================================================================

    INVESTMENT SERVICES AND INFORMATION

    KNOWLEDGEABLE SERVICE REPRESENTATIVES

         BY PHONE 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

         IN PERSON. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

    ACCOUNT SERVICES

         AUTOMATED 24-HOUR SERVICES INCLUDING TELE*ACCESS(R) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

         AUTOMATIC INVESTING. From your bank account or paycheck.

         AUTOMATIC WITHDRAWAL. Scheduled, automatic redemptions.

         IRA REBALANCING. Ensuring that your accounts reflect your desired asset allocation.

    BROKERAGE SERVICES *

         INDIVIDUAL INVESTMENTS. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

    INVESTMENT INFORMATION

         CONSOLIDATED STATEMENT. Overview of all of your accounts.

         SHAREHOLDER REPORTS. Manager reviews of their strategies and results.

         T. ROWE PRICE REPORT. Quarterly investment newsletter.

         PERFORMANCE UPDATE. Quarterly review of all T. Rowe Price fund results.

         INSIGHTS. Educational reports on investment strategies and markets.

         INVESTMENT GUIDES. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

       * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
================================================================================

    T. ROWE PRICE RETIREMENT SERVICES

         T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

         PLANNING TOOLS AND SERVICES
         ----------------------------------------------------------------------

         T. ROWE PRICE(R) RETIREMENT INCOME MANAGER* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

         RETIREMENT INCOME CALCULATOR. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

         ROLLOVER INVESTMENT SERVICE* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

         IRA REBALANCING SERVICE. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

         QUALITY INFORMATION. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

         INVESTMENT VEHICLES
         ----------------------------------------------------------------------

         INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)
         NO-LOAD VARIABLE ANNUITIES
         SMALL BUSINESS RETIREMENT PLANS

       * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated within these services.

T. ROWE PRICE WEB SERVICES
================================================================================

    www.troweprice.com

         ACCOUNT INFORMATION
         ----------------------------------------------------------------------

         ACCOUNT ACCESS allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

         ACCOUNTMINDER is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

         FINANCIAL TOOLS AND CALCULATORS
         ----------------------------------------------------------------------

         COLLEGE INVESTMENT CALCULATOR. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

         MORNINGSTAR(R) PORTFOLIO TRACKER(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

         INVESTMENT STRATEGY PLANNER. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

         RETIREMENT INCOME CALCULATOR. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

         INVESTMENT TRACKING AND INFORMATION
         ----------------------------------------------------------------------

         MY TRP E-UPDATES. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

         MORNINGSTAR(R) PORTFOLIO WATCHLIST(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

         MORNINGSTAR(R) PORTFOLIO X-Ray(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE MUTUAL FUNDS
================================================================================

STOCK FUNDS
----------------------------------

DOMESTIC

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*[dagger]
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
----------------------------------

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
----------------------------------

DOMESTIC TAXABLE

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS[dagger][dagger]
----------------------------------

TAXABLE

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
----------------------------------

STOCK

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery[dagger]
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

BOND

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

               *  T. Rowe Price Advisor Class available for these funds. The
                  T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

        [dagger]  Closed to new investors.

[dagger][dagger]  Investments in the funds are not insured or guaranteed by the
                  FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

                  Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

                                        T. Rowe Price Investment Services, Inc.
[LOGO OF T.ROWEPRICE](R)                100 East Pratt Street
INVEST WITH CONFIDENCE                  Baltimore, MD 21202